Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consist of the following:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	MYR	MYR	MYR	USD
Accounts receivable	20,371,901	35,022,469	31,050,630	7,655,481
Less: allowance for expected credit losses	(281,479)	(982,000)	—	—
Total accounts receivable, net	20,090,422	34,040,469	31,050,630	7,655,481

Schedule of Movements in the Allowance for Expected Credit Losses

The movements in the allowance for expected credit losses for the years ended December 31, 2023, 2024 and 2025 were as follows:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	MYR	MYR	MYR	USD
Beginning of the financial year	—	281,479	982,000	242,110
Additional/(Reversal)	281,479	700,521	(982,000)	(242,110)
End of the financial year	281,479	982,000	—	—

Schedule of Analysis of Accounts Receivable, Net of Allowance for Expected Credit Losses

As of the end of each of the financial year, the aging analysis of accounts receivable, net of allowance for expected credit losses, based on the invoice date is as follows:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	MYR	MYR	MYR	USD
Within 30 days	4,094,700	4,577,123	31,050,630	7,655,481
Between 31 and 60 days	6,750,000	12,291,475	—	—
Between 61 and 90 days	6,750,000	8,330,550	—	—
Between 91 and 120 days	1,603,950	1,500,000	—	—
Between 121 and 150 days	1,157,351	1,590,000	—	—
Between 151 and 300 days	15,900	6,733,321	—	—
More than 300 days	—	—	—	—
Total accounts receivable	20,371,901	35,022,469	31,050,630	7,655,481
Less: allowance for expected credit losses	(281,479)	(982,000)	—	—
Total accounts receivable, net	20,090,422	34,040,469	31,050,630	7,655,481